[LOGO]
                                                                         CONSECO


CONSECO STRATEGIC
INCOME FUND

DECEMBER 31, 1998
SEMI-ANNUAL REPORT
(Unaudited)

                                                         1998 SEMI-ANNUAL REPORT
================================================================================

                                                               December 31, 1998
PORTFOLIO MANAGER'S REVIEW

   At Conseco Capital Management Inc., our investment philosophy is deeply rooted in the belief that through investing in securities we consider to be undervalued, we will provide better portfolio returns without assuming significant levels of risk. We implement our investment strategies utilizing proprietary research generated by our team of securities analysts and strive to achieve every advantage to earn incremental return for your portfolio. This style was very important to our success during the period ending December 31, 1998.
   The high yield market rebounded somewhat in the last quarter of 1998, following a weak third quarter and strong first half of 1998. As we entered into the last quarter of the year, the markets were still adjusting to the summer's negative events -- such as Long Term Capital's losses and $3.5 billion bailout, Russian defaults, Brazil's problems and Asia's ongoing economic turmoil continued to put extreme pressure on riskier asset classes.
   However, macroscopic and longer-term perspectives helped generate a recovery and reasonable returns for high yield bonds. But, spreads on higher risk sectors remained wide by significant amounts. For example, short zero-based coupons ended at 649 basis points wider, the lower tier cash pay bonds were 612 basis points wider, and Latin American credits were 566 basis points wider for the year.
   During the fourth quarter, the high yield market was very inactive, as both new issues and cash flows into high yield product sharply decreased. New cash flows, a measure of investor demand, decreased as investors adopted a "wait and see" attitude toward high yield. New issues slowed, because it remained difficult to market new deals to investors. Even though the fundamentals of many high yield companies remained positive, investors did not discriminate among credit quality as they stood anxiously on the sidelines, attempting to assimilate the most unusual year in recent history.
   The Fund's performance, to date, has relied upon prudent management of the Fund's leverage capabilities. At the end of the third quarter, the Fund was only about 10 percent leveraged as a percentage of total assets -- having borrowed $10 million of its $30 million credit line. By the end of the fourth quarter, the leveraged amount was increased to 18 percent of total assets, having borrowed a total of $20 million of its $30 million credit line. At the same time, most of the Fund's competitors were more highly leveraged than your Fund. Consequently, these funds experienced greater losses on net asset values (NAV).
   During the Fund's August ramp-up period, yield spreads had widened to such attractive purchase levels that the Fund was able to achieve its yield objective with less credit risk than was projected in the Fund's prospectus. For example, your Fund didn't invest in any emerging market issues since there were domestic securities that had widened out to equally attractive levels. Your Fund also selectively purchased bank loans -- consistent with its investment guidelines.
   Most importantly, the Fund achieved its dividend objective of 9 to 9.25 percent on the IPO share price of $15/share with a very moderate amount of 18 percent leverage rather than the maximum leverage of 331/3 percent of total assets. This should be beneficial to shareholders, as lower leverage mitigates the risk of loss in NAV.
   Following eight consecutive years of expansion, our economy, combined with deflationary price pressures from the Southeast Asian economies, continues to produce declines in several commodity prices. This lack of price pressure has steered us clear of several of the cyclical sectors, including chemicals, paper and forest products. We look favorably on the telecommunications sector, media, healthcare and retail.
   Entering the first quarter, 1999, we saw a pickup in new issues that has set the stage for moderate stability in high yield. As investor confidence returns, cash flows into high yield mutual funds should increase, which could further support the primary and secondary markets. Consequently, we'll be prepared to add more seasoned and better-positioned names in selected sectors -- timing those transactions to specific issues.
   Looking forward, we expect to experience stability in interest rates as a shrinking industrial sector - combined with trade imbalances -- helps to slow U.S. economic growth. While we have experienced some easing in our labor markets recently, the low level of unemployment may cause some pressure on wages. Still, at such wide spreads, we believe this is an attractive environment for bond investors.




/s/ Peter C. Anderson, CFA
----------------------------------
Peter C. Anderson, CFA
Vice President
Portfolio Manager
Conseco Capital Management, Inc.

                          CONSECO STRATEGIC INCOME FUND
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1998
                                   (UNAUDITED)


  PRINCIPAL
   AMOUNT              SECURITY                                 VALUE
 -----------           ---------                               -------

CORPORATE BONDS (93.67% of total investments) (a)

AMUSEMENT AND RECREATION SERVICES (1.15%)
   1,000,000   AMF Bowling Worldwide,
                 Series B, 10.875%,
                 due 03/15/2006 ...........................  $   820,000
     500,000   Trump Atlantic City
                 Funding, Inc.,
                 11.250%, due 05/01/2006 ..................      440,000
                                                             -----------
                                                               1,260,000
                                                             -----------

APPAREL AND OTHER FINISHED PRODUCTS (2.56%)
   1,000,000   Norton McNaughton, Inc.,
                 12.500%, due 06/01/2005 ..................      820,000
   2,000,000   Sassco Fashions Limited,
                 12.750%, due 03/31/2004 ..................    1,980,000
                                                             -----------
                                                               2,800,000
                                                             -----------

BUILDING CONSTRUCTION - GENERAL CONTRACTOR,
OPERATION BUILDER (2.73%)
   5,106,000   Pinnacle Holdings, Inc.,
                 0.000%, due 03/15/2008 ...................    2,987,010
                                                             -----------

BUSINESS SERVICES (2.71%)
   1,075,000   Advanstar Communications, Inc.,
                 9.250%, due 05/01/2008 ...................    1,097,843
   1,800,000   Muzak Capital Limited
                 Partnership,
                 10.000%, due 10/01/2003 ..................    1,863,000
                                                             -----------
                                                               2,960,843
                                                             -----------

CABLE AND OTHER PAY TELEVISION STATIONS (4.65%)
       2,000(c)  Classic Communications, Inc.,
                 0.000%, due 08/01/2009 (b)
                 Cost - $1,217,502
                 Acquired - 08/11/1998 ....................    1,215,000
  3,000,000    Coaxial Communications of
                 Central Ohio, Inc.,
                 10.000%, due 08/15/2006 (b)
                 Cost - $3,000,000
                 Acquired - 08/17/1998 ....................    3,090,000
   2,250,000   TCI Satellite Entertainment, Inc.,
                 0.000%, due 02/15/2007 ...................      450,000
   1,000,000   TCI Satellite Entertainment, Inc.,
                 10.875%, due 02/15/2007 ..................      330,000
                                                             -----------
                                                               5,085,000
                                                             -----------

CHEMICALS AND ALLIED PRODUCTS (1.81%)
   1,000,000   Agricultural Minerals &
                 Chemicals, Inc., 10.750%,
                 due 09/30/2003 ...........................  $ 1,021,250
   1,000,000   Styling Technology Corp.,
                 10.875%, due 07/01/2008 ..................      955,000
                                                             -----------
                                                               1,976,250
                                                             -----------

CONSTRUCTION - SPECIAL TRADE (1.35%)
   1,500,000   Brand Scaffold Services, Inc.,
                 10.250%, due 02/15/2008 ..................    1,481,250
                                                             -----------
COMMUNICATION BY PHONE, TELEVISION,
RADIO, CABLE (1.79%)
   2,300,000   Park  N  View,  Inc.,
                 13.000%, due 05/15/2008 (b)
                 Cost - $2,082,817
                 Acquired - 07/31/1998,
                 10/23/1998 and
                 11/09/1998 ...............................    1,952,125
                                                             -----------
DEPOSITORY INSTITUTIONS (.42%)
     500,000   BF Saul Real Estate Investment
                 Trust, Series B, 9.750%,
                 due 04/01/2008 ...........................      460,000
                                                             -----------

DURABLE GOODS - WHOLESALE (.80%)
   1,000,000   AAI Fostergrant, Inc.,
                 10.750%, due 07/15/2006 ..................      880,000
                                                             -----------

EATING AND DRINKING PLACES (2.79%)
   2,000,000   Friendly Ice Cream Corp.,
                 10.500%, due 12/01/2007 ..................    2,030,000
   1,000,000   Krystal Co./Port Royal Holdings,
                 10.250%, due 10/01/2007 ..................    1,020,000
                                                             -----------
                                                               3,050,000
                                                             -----------
ELECTRIC, GAS, SANITARY SERVICES (.40%)
     500,000   GNI Group, Inc.,
                 10.875%, due 07/15/2005 ..................      442,500
                                                             -----------
ELECTRICAL, OTHER ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (2.52%)
   1,000,000   High Voltage Engineering Corp.,
                 10.500%, due 08/15/2004 ..................      947,500
     500,000   IPC Information Systems, Inc.,
                 0.000%, due 05/01/2008 ...................      315,000
   1,500,000   Level 3 Communications, Inc.,
                 9.125%, due 05/01/2008 ...................    1,492,500
                                                             -----------
                                                               2,755,000
                                                             -----------


   The accompanying notes are an integral part of these financial statements.

                                                         1998 SEMI-ANNUAL REPORT
================================================================================

                          CONSECO STRATEGIC INCOME FUND
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1998
                                   (UNAUDITED)


  PRINCIPAL
   AMOUNT              SECURITY                                 VALUE
 -----------           ---------                               -------

FOOD STORES (2.36%)
   2,500,000   Jitney-Jungle Stores
                 of America, Inc., 10.375%,
                 due 09/15/2007 ...........................  $ 2,581,250
                                                             -----------

HEALTH SERVICES (3.92%)
   3,250,000   Hudson Respiratory Care, Inc.,
                 9.125%, due 04/15/2008 ...................    2,665,000
   2,000,000   Medpartners, Inc.,
                 7.375%, due 10/01/2006 ...................    1,620,000
                                                             -----------
                                                               4,285,000
                                                             -----------

HOME FURNITURE AND EQUIPMENT STORE (2.21%)
   2,500,000   Musicland Group, Inc.,
                 9.000%, due 06/15/2003 ...................    2,418,750
                                                             -----------

HOTELS, OTHER LODGING PLACES (1.46%)
   2,000,000   Signature Resorts, Inc.,
                 9.750%, due 10/01/2007 ...................    1,600,000
                                                             -----------

INDUSTRIAL, COMMERCIAL MACHINERY,
Computer Equipment (1.92%)
   1,500,000   Bayard Drilling Technologies,
                 Inc.,11.000%,
                 due 06/30/2005 ...........................    1,635,000
     500,000   Grove Worldwide LLC,
                 9.250%, due 05/01/2008 ...................      462,500
                                                             -----------
                                                               2,097,500
                                                             -----------

INSURANCE CARRIERS (1.68%)
   2,000,000   Oxford Health Plans, Inc.,
                 11.000%, due 05/15/2005 (b)
                 Cost - $1,776,730
                 Acquired - 07/30/1998 and
                 10/08/1998 ...............................    1,840,000
                                                             -----------

LEATHER AND LEATHER PRODUCTS (.86%)
   1,000,000   Nine West Group, Inc.,
                 Series B, 9.000%,
                 due 08/15/2007 ...........................      938,750
                                                             -----------

METAL MINING (1.38%)
   1,500,000   Golden Northwest
                 Aluminum Corp., 12.000%,
                 due 12/15/2006 (b)
                 Cost - $1,500,000
                 Acquired - 12/14/1998 ....................    1,503,750
                                                             -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES (3.02%)
   1,000,000   Bell Sports, Inc.,
                 11.000%, due 08/15/2008 (b)
                 Cost - $1,000,000
                 Acquired - 08/10/1998 ....................    1,030,000
   2,250,000   True Temper Sports, Inc.,
                 10.875%, due 12/01/2008 (b)
                 Cost - $2,259,950
                 Acquired - 11/18/1998
                 and 11/25/98 .............................    2,272,500
                                                             -----------
                                                               3,302,500
                                                             -----------

MOTION PICTURES (5.13%)
   1,000,000   Fox Family Worldwide, Inc.,
                 9.250%, due 11/01/2007 ...................      990,000
   3,000,000   Hollywood Entertainment Corp.,
                 Series B, 10.625%,
                 due 08/15/2004 ...........................    3,060,000
   1,500,000   Regal Cinemas, Inc., 9.500%,
                 due 06/01/2008 ...........................    1,563,750
                                                             -----------
                                                               5,613,750
                                                             -----------

NON - DURABLE GOODS - WHOLESALE (2.61%)
   3,000,000   Cluett American Corp.,
                 10.125%, due 05/15/2008 ..................    2,850,000
                                                             -----------

OIL AND GAS EXTRACTION (1.47%)
   1,000,000   Parker Drilling Co., Series D,
                 9.750%, due 11/15/2006 ...................      895,000
     750,000   Pride Petroleum Services, Inc.,
                 9.375%, due 05/01/2007 ...................      708,750
                                                             -----------
                                                               1,603,750
                                                             -----------

PAPER AND ALLIED PRODUCTS (.74%)
     950,000   Gaylord Container Corp.,
                 Series B, 9.750%,
                 due 06/15/2007 ...........................      807,500
                                                             -----------

PHONE COMMUNICATIONS EXCEPT
RADIOTELEPHONE (8.68%)
   1,000,000   Allegiance Telecom, Inc.,
                 12.875%, due 05/15/2008 ..................    1,000,000
   1,700,000   E.Spire Communications, Inc.,
                 0.000%, due 07/01/2008 ...................      714,000
   1,500,000   Hermes Europe Railtel BV,
                 11.500%, due 08/15/2007 ..................    1,616,250


   The accompanying notes are an integral part of these financial statements.

                          CONSECO STRATEGIC INCOME FUND
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1998
                                   (UNAUDITED)

  PRINCIPAL
   AMOUNT              SECURITY                                 VALUE
 -----------           ---------                               -------

PHONE COMMUNICATIONS EXCEPT
RADIOTELEPHONE (8.68%) (CONTINUED)
   1,000,000   Metromedia Fiber Network, Inc.,
                 10.000%, due 11/15/2008 (b)
                 Cost -$1,000,000
                 Acquired - 11/20/1998 ..................    $ 1,036,250
   2,500,000   Nextlink Communications, Inc.,
                 0.000%, due 04/15/2008 .................      1,431,250
   2,000,000   Rogers Cantel, Inc., 9.375%,
                 due 06/01/2008 .........................      2,120,000
   1,500,000   Time Warner
                 Telecommunications LLC Inc.,
                 9.750%, due 07/15/2008 .................      1,575,000
                                                             -----------
                                                               9,492,750
                                                             -----------

RADIOTELEPHONE COMMUNICATIONS (13.97%)
   1,500,000   Arch Communications Group,
                 Inc.,12.750%,
                 due 07/01/2007 (b)
                 Cost - $1,552,500
                 Acquired - 08/07/1998 ..................      1,500,000
       1,000(c) ICO Global Communications
                 Holdings, 15.000%,
                 due 08/01/2005 .........................        750,000
   2,250,000   Iridium Capital Corp. LLC,
                 Series B, 14.000%,
                 due 07/15/2005 .........................      2,151,563
   2,000,000   Microcell Telecommunications,
                 Series B, 0.000%,
                 due 06/01/2006 .........................      1,520,000
   1,000,000   Mobile Telecommunications
                 Technology Corp., 13.500%,
                 due 12/15/2002 .........................      1,105,000
   3,000,000   Nextel Communications, Inc.,
                 0.000%, due 09/15/2007 .................      1,935,000
   1,000,000   Nextel Communications, Inc.,
                 0.000%, due 02/15/2008 .................        602,500
   1,000,000   Omnipoint Corp.,
                 11.625%, due 08/15/2006 ................        695,000
   3,000,000   Pagemart Wireless, Inc.,
                 0.000%, due 02/01/2008 .................      1,440,000
   2,000,000   Price Communications
                 Wireless, Inc., 11.750%,
                 due 07/15/2007 .........................      2,110,000
   1,400,000   USA Mobile Communications,
                 14.000%, due 11/01/2004 ................      1,470,000
                                                             -----------
                                                              15,279,063
                                                             -----------

SOCIAL SERVICES (2.65%)
   2,000,000   Integrated Health Services, Inc.,
                 Series A, 9.250%,
                 due 01/15/2008 .........................      1,905,000
   1,000,000   La Petite Academy, Inc.,
                 Series B, 10.000%,
                 due 05/15/2008 .........................        990,000
                                                             -----------
                                                               2,895,000
                                                             -----------

TELEVISION AND RADIO BROADCAST STATIONS (5.69%)
   2,300,000   Antenna TV SA, 9.000%,
                 due 08/01/2007 .........................      2,024,000
   1,250,000   Benedek Communications, Inc.,
                 0.000%, due 05/15/2006 .................        912,500
   1,000,000   Pegasus Communications Corp.,
                 Series B, 9.625%,
                 due 10/15/2005 .........................      1,000,000
   2,000,000   Telemundo Holdings, Inc.,
                 0.000%, due 08/15/2008 (b)
                 Cost - $1,192,826
                 Acquired - 08/10/1998 ..................      1,150,000
   2,100,000   Radio Unica Corp., 0.000%,
                 due 08/01/2006 (b)
                 Cost - $1,379,034
                 Acquired - 08/05/1998
                 and 08/10/1998 .........................      1,136,625
                                                             -----------
                                                               6,223,125
                                                             -----------

TEXTILE MILL PRODUCTS (1.99%)
   2,000,000   Galey & Lord, Inc.,
                 9.125%, due 03/01/2008 .................      1,760,000
   1,000,000   Tultex Corp.,
                 10.625%, due 03/15/2005 ................        420,000
                                                             -----------
                                                               2,180,000
                                                             -----------

TRANSPORTATION BY AIR (2.27%)
   1,000,000   Amtran, Inc.,
                 10.500%, due 08/01/2004 ................        993,750
   1,000,000   Amtran, Inc.,
                 9.625%, due 12/15/2005 .................      1,000,000
     500,000   Kitty Hawk, Inc.,
                 9.950%, due 11/15/2004 .................        490,000
                                                             -----------
                                                               2,483,750
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

                                                         1998 SEMI-ANNUAL REPORT
================================================================================

                          CONSECO STRATEGIC INCOME FUND
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1998
                                   (UNAUDITED)

  PRINCIPAL
   AMOUNT              SECURITY                                 VALUE
 -----------           ---------                               -------

WATER TRANSPORTATION (3.98%)
   2,000,000   Enterprises Ship
                 Holding Corp., 8.875%,
                 due 05/01/2008 .........................   $  1,632,500
   3,000,000   Stena Line AB, 10.625%,
                 due 06/01/2008 .........................      2,718,750
                                                            ------------
                                                               4,351,250
                                                            ------------
               TOTAL CORPORATE BONDS
                 (COST $109,235,999) ....................   $102,437,416
                                                            ------------

TERM LOANS (3.98% OF TOTAL INVESTMENTS) (a)

MOTION PICTURES (1.25%)
     364,270   Regal Cinemas, Term B,
                 7.875%, due 06/15/2006 .................        363,072
   1,005,882   Regal Cinemas, Term C,
                 8.125%, due 06/15/2007 .................      1,002,573
                                                            ------------
                                                               1,365,645
                                                            ------------

RADIOTELEPHONE COMMUNICATIONS (.91%)
     997,059   Sprint Spectrum,5.610%-6.535%,
                 due 07/02/2005 .........................        997,059
                                                            ------------

TELEVISION AND RADIO BROADCAST STATIONS (1.82%)
   2,000,000   Lin Television, Term B,
                 7.570%, due 03/31/2007 .................      1,987,500
                                                            ------------
               TOTAL TERM LOANS
                 (COST $4,349,963) ......................   $  4,350,204
                                                            ------------

  NUMBER OF
   SHARES
 -----------
PREFERRED STOCK (.75% OF TOTAL INVESTMENTS) (a)

TELEVISION AND RADIO BROADCAST STATIONS (.75%)
       1,000   Benedek Communications
                 11.500% (b), Cost - $990,000
                 Acquired 08/11/1998 ....................        820,000
                                                            ------------
               TOTAL PREFERRED STOCK
                 (COST $990,000) ........................   $    820,000
                                                            ------------

WARRANTS (.01% OF TOTAL INVESTMENTS) (a)

AMUSEMENT AND RECREATION SERVICES (.01%)
       2,300   Park N View, Inc., Warrants
                 due 05/15/2008 (b),
                 Cost - $0; Acquired 07/31/1998,
                 10/23/1998 and
                 11/09/1998 .............................         13,800
                                                            ------------
               TOTAL WARRANTS (COST $0) .................   $     13,800
                                                            ------------
  PRINCIPAL
   AMOUNT
 -----------

SHORT - TERM INVESTMENTS
(1.59% of total investments)

COMMERCIAL PAPER (1.46%)

OIL AND GAS EXTRACTION (1.46%)
   1,600,000   Koch Industries, Inc.,
                 5.250%, due 01/04/1999 .................   $  1,599,300
                                                            ------------

UNITED STATES SHORT - TERM OBLIGATIONS (.13%)
     140,171   Temporary Investment
                 Fund, Inc. - Temp Cash
                 Portfolio ..............................        140,171
                                                            ------------
               TOTAL SHORT - TERM INVESTMENTS
                 (COST $1,739,471) ......................   $  1,739,471
                                                            ------------
               TOTAL INVESTMENTS IN
                 SECURITIES (100%)
                 (COST $116,315,433)(d) .................   $109,360,891
                                                            ============

-----------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b)  Restricted under Rule 144A of the Securities Act of 1933.
(c)  Units.
(d)  Aggregate cost for Federal income tax purposes
     is $116,958,921. The aggregate gross unrealized depreciation for all securities is as follows:
      Gross unrealized appreciation .............     $772,716
      Gross unrealized depreciation .............   (8,370,746)

                                                   -----------
                                                   ($7,598,030)
                                                   ===========

   The accompanying notes are an integral part of these financial statements.

================================================================================

                          CONSECO STRATEGIC INCOME FUND
                       Statement of Assets and Liabilities
                                December 31, 1998
                                   (unaudited)


================================================================================

ASSETS:
      Investments at value (Cost: $116,315,433).................$109,360,891
      Cash .....................................................       1,597
      Interest and dividends receivable ........................   2,355,665
      Receivable for securities sold ...........................     768,924
      Other assets .............................................      16,667
--------------------------------------------------------------------------------
      Total assets ............................................. 112,503,744
================================================================================

LIABILITIES AND NET ASSETS:
      Payable to Conseco, Inc. and subsidiaries.................     228,478
      Accrued expenses .........................................      66,181
      Distribution payable .....................................     861,266
      Interest payable .........................................      74,067
      Line of credit payable ...................................  20,000,000
--------------------------------------------------------------------------------
      Total liabilities ........................................  21,229,992
--------------------------------------------------------------------------------
      Net assets ............................................... $91,273,752
================================================================================

Net assets consist of:
      Capital stock, $0.001 par value (unlimited
        Shares of beneficial interest authorized)...............       6,715
      Paid-in capital ..........................................  99,921,993
      Distributions in excess of net investment income .........      (4,628)
      Accumulated net realized loss on investments .............  (1,695,786)
      Net unrealized depreciation on investments ...............  (6,954,542)
--------------------------------------------------------------------------------
      Net assets ............................................... $91,273,752
================================================================================

      Shares outstanding .......................................   6,714,989
      Net asset value per share ................................      $13.59
===============================================================================


   The accompanying notes are an integral part of these financial statements.

                                                         1998 SEMI-ANNUAL REPORT
================================================================================

                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF OPERATIONS

            FOR THE PERIOD JULY 31, 1998 (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 1998
                                   (UNAUDITED)

================================================================================

      Investment income:
      Interest ................................................... $4,498,737
      Dividends ..................................................     37,694
--------------------------------------------------------------------------------
      Total investment income ....................................  4,536,431
--------------------------------------------------------------------------------
Expenses:
      Investment advisory fees ...................................    352,562
      Shareholders service fees ..................................     39,174
      Administration fees ........................................     41,132
      Custodian fees .............................................      4,641
      Transfer agent fee .........................................     11,812
      Directors' fees.............................................     17,299
      Amortization of organization costs .........................     60,000
      Legal fees .................................................     16,875
      Registration and filing fees ...............................     10,125
      Insurance ..................................................      8,438
      Reports-- printing .........................................      8,438
      Audit fees .................................................      6,329
      Other ......................................................      3,165
--------------------------------------------------------------------------------
         TOTAL EXPENSES BEFORE INTEREST EXPENSE                       579,990
================================================================================
      Interest expense ...........................................    207,628
--------------------------------------------------------------------------------
      Total expenses .............................................    787,618
--------------------------------------------------------------------------------
Net investment income ............................................  3,748,813
--------------------------------------------------------------------------------
      Net realized losses on sales of investments................. (1,695,786)
--------------------------------------------------------------------------------
      Net change in unrealized depreciation of investments........ (6,954,542)
--------------------------------------------------------------------------------
Net realized losses and unrealized depreciation on investments.... (8,650,328)
Net decrease in net assets from operations........................($4,901,515)
================================================================================





   The accompanying notes are an integral part of these financial statements.

================================================================================

                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

            FOR THE PERIOD JULY 31, 1998 (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 1998
                                   (UNAUDITED)

================================================================================
Operations:
      Net investment income ....................................... $ 3,748,813
      Net realized losses on sales of investments..................  (1,695,786)
      Net change in unrealized depreciation of investments ........  (6,954,542)
--------------------------------------------------------------------------------
      Net decrease in net assets from operations...................  (4,901,515)
--------------------------------------------------------------------------------
Distributions:
      Dividends from net investment income ........................  (3,753,441)
--------------------------------------------------------------------------------
      Net decrease in net assets from distributions ...............  (3,753,441)
--------------------------------------------------------------------------------
Capital share transactions:
      Net proceeds from the sale of shares (6,700,000 shares)...... 100,500,000
      Net asset value of shares issued from reinvestment
        of distributions (including $3,788 paid to
        Conseco, Inc.).............................................     110,287
      Offering costs charged to paid-in capital ...................    (781,584)
--------------------------------------------------------------------------------
      Net increase in net assets from capital share transactions ..  99,828,703
--------------------------------------------------------------------------------
      Total increase in net assets ................................  91,173,747
--------------------------------------------------------------------------------
Net assets, beginning of period (6,667 shares outstanding) ........     100,005
Net assets, end of period .........................................$ 91,273,752
================================================================================

Share data:
      Shares sold .................................................   6,700,000
      Shares issued from reinvestment of distributions.............       8,322
--------------------------------------------------------------------------------
      Net increase in shares.......................................   6,708,322
================================================================================


   The accompanying notes are an integral part of these financial statements.

                                                         1998 SEMI-ANNUAL REPORT
================================================================================

                          CONSECO STRATEGIC INCOME FUND
                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

                                                                                          FOR THE PERIOD
                                                                                           JULY 31, 1998
                                                                                         (COMMENCEMENT OF
                                                                                        OPERATIONS) THROUGH
                                                                                         DECEMBER 31, 1998
                                                                                        ---------------------
Net asset value per share, beginning of period (a) .....................................         $ 14.88
Income from investment operations (b):
      Net investment income ............................................................            0.56
      Net realized losses and unrealized depreciation on investments ...................           (1.29)
-------------------------------------------------------------------------------------------------------------
      Total loss from investment operations ............................................           (0.73)
-------------------------------------------------------------------------------------------------------------
Distributions:
      Dividends from net investment income .............................................           (0.56)
-------------------------------------------------------------------------------------------------------------
      Total distributions ..............................................................           (0.56)
-------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period................................................         $ 13.59
=============================================================================================================
Per share market value, end of period...................................................       $ 12.8125
=============================================================================================================
Total return (c)(d) ....................................................................          -10.26%
=============================================================================================================

Ratios/supplemental data:
Net assets (dollars in thousands), end of period .......................................         $91,274
Ratio of expenses to average net assets (e)(f) .........................................            1.39%
Ratio of net investment income to average net assets (e) ...............................            9.59%
Portfolio turnover (d) .................................................................           48.22%

------------------
(a) Initial public offering price of $15.00 per share less offering costs of $0.12 per share.
(b) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(c) Total investment return is calculated assuming a purchase of common stock at the beginning of period price of $14.88 (intial offering price of $15.00 less offering costs of $0.12 per share) and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.
(d)  Not annualized
(e)  Annualized
(f) Including interest expense, ratio of expenses to average net assets would have been 1.92% for the period July 31, 1998 (commencement of operations) through December 31, 1998.


   The accompanying notes are an integral part of these financial statements.

================================================================================

                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF CASH FLOWS
                                   (UNAUDITED)

                                                                               FOR THE PERIOD
                                                                                JULY 31, 1998
                                                                              (COMMENCEMENT OF
                                                                              PERATIONS) THROUGH
                                                                              DECEMBER 31, 1998
                                                                              -------------------
CASH FLOWS FROM INVESTING AND OPERATING ACTIVITIES:
      Proceeds from sales of investments .....................................    $47,278,302
      Purchases of investments ...............................................   (163,542,394)
      Net increase in short-term investments .................................     (1,739,471)
      Investment income ......................................................      1,404,185
      Interest expense paid ..................................................       (150,228)
      Operating expenses paid ................................................       (287,458)
-------------------------------------------------------------------------------------------------
      Net cash used by investing and operating activities ....................   (117,037,064)
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from the sale of shares .......................................    100,500,000
      Cash distributions paid (net of reinvestment of $110,287) ..............     (2,781,888)
      Offering costs paid ....................................................       (779,456)
      Net increase in loans outstanding ......................................     20,000,000
-------------------------------------------------------------------------------------------------
      Net cash provided by financing activities ..............................    116,938,656
-------------------------------------------------------------------------------------------------
Net decrease in cash .........................................................        (98,408)
Cash at beginning of period ..................................................        100,005
-------------------------------------------------------------------------------------------------
Cash at end of period ........................................................         $1,597
=================================================================================================

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH USED BY
  INVESTING AND OPERATING ACTIVITIES:
      Net investment income ..................................................     $3,748,813
      Proceeds from sales of investments .....................................     47,278,302
      Purchases of investments ...............................................   (163,542,394)
      Net increase in short-term investments .................................     (1,739,471)
      Net increase in receivables related to operations ......................     (2,355,540)
      Net increase in payables related to operations .........................        349,931
      Accretion/amortization of discounts and premiums .......................       (776,705)
-------------------------------------------------------------------------------------------------
          Net cash used by investing and operating activities ................  ($117,037,064)
=================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                         1998 SEMI-ANNUAL REPORT
================================================================================

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
                                   (UNAUDITED)

1.ORGANIZATION
   The Conseco Strategic Income Fund (the "Fund") was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998 and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. Prior to commencing its operations on July 31, 1998, the Fund had no activities other than the sale of 6,667 shares of common stock to Conseco, Inc., ("Conseco") on July 15, 1998. At December 31, 1998, Conseco owned 6,954 shares of the Fund's common stock. Conseco is a publicly owned financial services company which develops, markets, and administers supplemental health insurance, annuity, life insurance, individual and group major medical insurance, other insurance products and consumer and commercial finance products and services.
   Costs incurred by the Fund in connection with its organization totaling $60,000 were amortized from July 31, 1998 (commencement of operations) through December 31, 1998. The Fund adopted Statement of Position 98-5, "Reporting on the Costs of Start-Up Activities" which requires such costs to be amortized prior to December 31, 1998.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS,
AND RELATED INVESTMENT INCOME
   Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The Fund did not hold any investments which are restricted as to resale, except bonds with a cost of $17,961,359 and a market value of $17,726,250, preferred stock with a cost of $990,000 and a market value of $820,000 and warrants with no cost and a market value of $13,800, all of which are eligible for resale under Rule 144A of the Securities Act of 1933. These securities represent 16.97% of the total investments of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.
   Investments are stated at market value in the accompanying financial statements. In valuing the Fund's assets, securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. Debt securities with maturities of sixty days or less are valued at amortized cost.

DISTRIBUTION OF INCOME AND GAINS
   The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

FEDERAL INCOME TAXES
   For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

EXPENSES
   The Fund pays expenses of Trustees who are not affiliated persons of the Fund or Conseco Capital Management, Inc., (the "Adviser" and "Administrator"), a wholly owned subsidiary of Conseco. The Fund pays each of its Trustees who are not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $5,000 plus $1,000 for each Board of Directors meeting attended. In addition, the Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

================================================================================

                                DECEMBER 31, 1998
                                   (UNAUDITED)



3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
   The Adviser serves as the investment manager and Administrator to the Fund under the terms of the Investment Management Agreement. The Adviser supervises the Fund's management and investment program, performs a variety of services in connection with management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly investment management and administration fee equal to an annual rate of 0.90 of 1% of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). For the period July 31, 1998 (commencement of operations) through December 31, 1998, these fees amounted to $352,562.

SHAREHOLDER SERVICING AGREEMENT
   Conseco Services, LLC, a wholly owned subsidiary of Conseco, acts as Shareholder Servicing Agent to the Fund under the Shareholder Service Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of 0.10 of 1% of the Managed Assets. For the period July 31, 1998 (commencement of operations) through December 31, 1998, these fees amounted to $39,174.

4.  ADMINISTRATION AGREEMENT
   The Fund contracted for certain administration services with PFPC Inc. ("PFPC"). For its services, PFPC receives a monthly fee equal to .105 of 1% of the first $250 million of average weekly net assets; .08 of 1% of the next $250 million of average weekly net assets; .055 of 1% of the next $250 million of average weekly net assets; and .035 of 1% of average weekly net assets in excess of $750 million. For the period July 31, 1998 (commencement of operations) through December 31, 1998, these fees amounted to $41,132.

5.  PORTFOLIO ACTIVITY
   Purchases  and  sales  of  securities   other  than  short-term   obligations
aggregated $163,542,394 and $47,850,130, respectively, for the period July 31, 1998 (commencement of operations) through December 31, 1998.

6.  INDEBTEDNESS
   The Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, or the issuance of preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. There can be no assurance that a leveraging strategy will be successful during any period during which it is used. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for the shareholders including the likelihood of greater volatility of net asset value and market price of the shares and the risk of fluctuations in interest rates on borrowings.

LOAN AGREEMENT
   On October 2, 1998, the Fund entered into an unsecured $30 million Line of Credit Agreement (the "Agreement") with The First National Bank of Chicago. Under the Agreement, the aggregate amount outstanding may not exceed the lower of: (i) $30 million; or (ii) one-third of the Fund's net asset value plus the amount of all outstanding obligations under the Agreement less the non-performing assets value less 50 percent of the emerging markets securities value.
   Borrowings bear interest at either the bank's alternate base rate or Eurodollar rate. The alternate base rate is the rate of interest per annum equal to the higher of either the bank's base rate or the sum of the Federal Funds Funding rate plus .50 percent per annum. The Eurodollar rate is the applicable London interbank offered rate ("LIBOR") plus a margin of .50 percent. Advances made under the Agreement are due and payable on demand. Interest payments are made monthly. Borrowings at December 31, 1998, totaled $20 million and the interest rate on such borrowings was 6.06 percent.
   The Agreement also permits five-day revolving Swing Line loans, as defined, up to $10 million. Each Swing Line advance may be either an alternate base rate advance or a Federal Funds rate advance, as selected by the Fund. The Federal Funds rate is the interest rate per annum equal to the Federal Funds Funding rate for such day, plus .75 percent per annum. At December 31, 1998, there were no Swing Line loans outstanding.
   The Fund is subject to a utilization fee of 0.10 of 1% per annum on the daily unused portion of the commitment, payable in arrears on each payment date. The Agreement requires the Fund to maintain an Asset Coverage Ratio, as defined in the Agreement, of at least 3:1.

                                                         1998 SEMI-ANNUAL REPORT
================================================================================

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 1998
                                   (UNAUDITED)




Average  daily balance of loans outstanding
during the period  July 31, 1998
(commencement of operations) through
December 31, 1998..........................       $8,051,948
Weighted average interest rate for
the period .................................            5.97%
Maximum amount of loans outstanding
at any month-end during the period
July 31, 1998 (commencement of operations)
through December 31, 1998..................      $20,000,000
Percentage of total assets .................           17.78%
Amount of loans outstanding at
December 31, 1998 ..........................     $20,000,000
Percentage of total assets at
December 31, 1998 ..........................           17.78%

================================================================================

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN


   Pursuant to the Fund's Automatic Dividend Reinvestment Plan ("the DRIP"), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by PFPC Inc. ("PFPC"), as agent for shareholders in administering the DRIP (the "DRIP Agent"). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.
   Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares"); or (ii) by purchase of outstanding shares on the open market ("open market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as "market discount"), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.
   In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.
   The DRIP Agent maintains all shareholders' accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP participant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the DRIP in accordance with the instructions of the participants.
   In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the DRIP.
   There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agent's open-market purchases in connection with the reinvestment of dividends.
   The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends.
   Shareholders  participating in the DRIP may receive benefits not available to
shareholders  not   participating  in  the  DRIP.  If

                                                         1998 SEMI-ANNUAL REPORT
================================================================================

                AUTOMATIC DIVIDEND REINVESTMENT PLAN--(CONTINUED)




the market price (plus commissions) of the Fund's shares is above their net asset value, participants of the DRIP will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.
   Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP, however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.
   All correspondence concerning the DRIP should be directed to the DRIP Agent at PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

BOARD OF TRUSTEES

WILLIAM P. DAVES, JR.
      Chairman of the Board
      Consultant to the insurance
      and healthcare industries.
      Director, President and CEO, FFG Insurance Co.

GREGORY J. HAHN, CFA
      Senior VP, Portfolio Analytics
      Conseco Capital Management, Inc.

DR. R. JAN LECROY (RET.)
      Former Director, Southwest Securities Group, Inc.
      Former President, Dallas Citizens Council

DAVID N. WALTHALL
      President, Chief Executive Officer and Director,
      Lyrick Corporation

MAXWELL E. BUBLITZ, CFA
      President
      President, Conseco Capital Management
      Executive VP, Conseco, Inc.

HAROLD W. HARTLEY, CFA (RET.)
      Former Executive VP, Tenneco Financial Services
      Former Director, Ennis Business Forms, Inc.

DR. JESSE H. PARRISH
      Higher education consultant.
      Former President, Midland College

INVESTMENT ADVISOR
   Conseco Capital Management, Inc.
   Carmel, IN

TRANSFER AGENT
   PFPC, Inc.
   Wilmington, DE

INDEPENDENT PUBLIC ACCOUNTANT
   PricewaterhouseCoopers, LLP
   Indianapolis, IN

CUSTODIAN
   PFPC Trust Company
   Philadelphia, PA

LEGAL COUNSEL
   Kirkpatrick & Lockhart, LLP
   Washington, DC